SEPTEMBER 11, 2018

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

DATED MARCH 1, 2018, AS RESTATED MAY 15, 2018 AND AS SUPPLEMENTED JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

(1)	Effective immediately before the opening of business on July 16, 2018, The Hartford Municipal Real Return Fund was reorganized into The Hartford Municipal Opportunities Fund. Accordingly, all references to the “The Hartford Municipal Real Return Fund” and the “Municipal Real Return Fund” are deleted.

(2)	Effective immediately before the opening of business on June 25, 2018, the Hartford Global Equity Income Fund was reorganized into the Hartford International Equity Fund. Accordingly, all references to the “Hartford Global Equity Income Fund” and the “Global Equity Income Fund” are deleted.

(3)	Effective November 1, 2018, the Hartford Small Cap Core Fund will be renamed Hartford Small Cap Value Fund. Accordingly, effective November 1, 2018, all references to Hartford Small Cap Core Fund and Small Cap Core Fund are deleted and replaced with Hartford Small Cap Value Fund and Small Cap Value Fund, respectively.

(4)	Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS – MANAGEMENT FEES,” the management fee schedules for The Hartford International Growth Fund, Hartford Long/Short Global Equity Fund, Hartford Quality Value Fund, The Hartford Short Duration Fund, Hartford Small Cap Core Fund, and The Hartford Total Return Bond Fund are deleted in their entirety and the following is added:

International Growth Fund (effective September 1, 2018)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.8000%
Next $250 million	0.7500%
Next $500 million	0.7000%
Amount Over $1 billion	0.6500%

Quality Value Fund (effective September 1, 2018)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.4500%
Next $500 million	0.3500%
Next $4 billion	0.3300%
Next $5 billion	0.3250%
Amount Over $10 billion	0.3225%

Small Cap Core Fund (effective September 1, 2018)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7000%
Next $500 million	0.6500%
Next $2 billion	0.6000%
Next $2 billion	0.5900%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5700%

Total Return Bond Fund (effective September 1, 2018)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.3800%
Next $500 million	0.3300%
Next $4 billion	0.3200%
Next $5 billion	0.3100%
Amount Over $10 billion	0.3000%

Long/Short Global Equity Fund (prior to November 1, 2018)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	1.4000%
Next $1 billion	1.3900%
Amount Over $2 billion	1.3800%

Long/Short Global Equity Fund (effective November 1, 2018)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	1.2500%
Next $1 billion	1.2400%
Amount Over $2 billion	1.2300%

Short Duration Fund (prior to November 1, 2018)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.4500%
Next $500 million	0.4000%
Next $1.5 billion	0.3950%
Next $2.5 billion	0.3900%
Next $5 billion	0.3800%
Amount Over $10 billion	0.3700%

Short Duration Fund (effective November 1, 2018)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.4100%
Next $500 million	0.3700%
Next $1.5 billion	0.3650%
Next $2.5 billion	0.3600%
Next $5 billion	0.3500%
Amount Over $10 billion	0.3400%

(5)	Under the heading “Transfer Agent,” the following is added as a footnote to the table that sets forth the Specified Amount of the transfer agency fee pursuant to the transfer agency agreement:

*** Effective November 1, 2018, the Specified Amount for Classes R3, R4, and R5 will be 0.22%, 0.17%, and 0.17%, respectively.

(6)	Under the heading “PORTFOLIO MANAGERS – OTHER ACCOUNTS MANAGED OR SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added to footnote (c) to the chart:

Effective August 31, 2018, Mammen Chally, CFA no longer serves as a portfolio manager to The Hartford Small Company Fund.

(7)	Under the heading “PORTFOLIO MANAGERS – OTHER ACCOUNTS MANAGED OR SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added to footnote (d) to the chart:

Effective August 31, 2018, David J. Elliott, CFA no longer serves as a portfolio manager to The Hartford Small Cap Growth Fund. Effective November 1, 2018, David J. Elliott, CFA will no longer serve as a portfolio manager to Hartford Small Cap Core Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.